Tax and Other Claims	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Tax and Other Claims
50	TAX AND OTHER CLAIMS

50.1.	Tax claims
The AFIP and tax authorities of the relevant jurisdictions have reviewed the tax returns filed by the Bank related to income tax, minimum presumed income tax and other taxes (mainly turnover tax). As a result, there are claims pending at court and/or administrative levels, either subject to discussion or appeal. The most significant claims are summarized below:
a)
AFIP’s challenges against the income tax returns filed by former Banco Bansud SA (for the fiscal years from June 30, 1995, through June 30, 1999, and for the irregular six-month period ended December 31, 1999) and by former Banco Macro SA (for the fiscal years ended from December 31, 1998, through December 31, 2000).

The matter under discussion that has not been resolved as yet and on which the regulatory agency bases its position is the impossibility of deducting credits that have collateral security, an issue that has been addressed by the Federal Administrative Tax Court and CSJN in similar cases, which have issued resolutions that are favorable to the Bank’s position.

b)
The AFIP’s ex-officio undocumented expenses determinations made on April 19, 2021, for the periods February, April, May 2015 and from July 2015 through January 2018. On October 5, 2021, the Bank filed an appeal to the Federal Tax Court which is in process in Courtroom B, Office 6, under file 2021-96970075.

c)	Ex-officio turnover tax determinations in progress and/or adjustments, as a withholding agent and over municipal fees, pending resolution by the tax authorities of certain jurisdictions.
The Bank’s Management and its legal counsel consider no further significant accounting effects could arise from the final outcome of the abovementioned proceedings other than those disclosed in these consolidated financial statements.

50.2.	Other claims
In addition, before merging with and into the Bank, Banco Privado de Inversiones SA (BPI) had a pending class action styled “Adecua v. Banco Privado de Inversiones on ordinary proceedings”, File No. 19073/2007, pending with Commercial Court No. 3 in and for the CABA, Clerk’s Office No. 5, whereby it was required to reimburse to its clients the life insurance amounts overcharged to amounts payable as well as to reduce the amounts charged in this regard in the future; this legal proceeding was concluded upon the abovementioned merger because BPI complied in full with the terms of the court-approved agreement reached with Adecua before answering the complaint. However, in March 2013, when BPI had already been merged with and into the Bank, the trial court resolved to amend the terms of the agreement and ordered the reimbursement of amounts of money to a larger number of clients as compared to the number arising from the terms approved by the court in due time. Such resolution was appealed by the Bank as BPI’s surviving company. The appeal was dismissed by the Court of Appeals, which abrogated both the trial court decision and the court-approved agreement, thus ordering the Bank to answer the complaint. This gave rise to the filing of an extraordinary appeal against such decision as well as the subsequent filing of a complaint for the extraordinary appeal denied. On May 5, 2021, the Bank was notified of the dismissal of the complaint appeal, ordering the return of the main process to the CNACAF for continuing with the proceedings, who also submitted them to the trial court, which received them on 09/27/2021 and were requested as effectum vivendi in proceedings “Estado Nacional – Ministerio Producción de la Nación c/ Asociación de Defensa de los Consumidores y Usuarios de la R.A y otros s/Ordinario” (File No. 6757/2013), in which the Bank is not a party, by the commercial court, clerk’s office No. 11. As of the date of the issuance of these consolidated financial statements, resolution is still pending.
Moreover, the Bank is subject to three class actions initiated by consumers’ associations for the same purpose, all of them currently pending with Commercial Court No. 7 in and for the CABA, Clerk’s Office No. 13: a) Adecua v, Banco Macro on ordinary proceedings, File No. 20495/2007; b) Damnificados Financieros Asociación Civil Para Su Defensa et al v, Banco Macro on summary proceedings, File No. 37729/2007; c) Unión de Usuarios y Consumidores v. Nuevo Banco Bisel on ordinary proceedings, File No. 44704/2008. Regarding the actions mentioned in a) and b), on February 1, 2021, an agreement was reached and filed for court approval. On such agreement, the Bank assumed to reimburse to its clients and former clients under the agreement, the 75% (seventy five percent) of the difference between the premium collected for life insurance over the debt balance of several products, and the amount that results from applying 2.45 per thousand on the assured amounts for the period between May 2, 2004, and July 31, 2011, both dates included, plus interest at the current rate of Banco de la Nación Argentina until the final approval of the agreement. On March 16, 2021, the agreement was approved by the Court. In November 2021, the Bank’s obligations generated from this agreement were totally fulfilled.
There are also other class actions initiated by consumer protection associations in relation to the collection of certain commissions and/or financial charges or practices and certain withholdings made by the Bank to individuals as CABA stamp tax withholding agent.

Furthermore, in another case the Bank was challenged for charging credit card users until December 2014 a commission for “purchase limit excess” that consisted of a percentage over the purchase limit excess amount. It was styled “User and Consumer Union et. al v. Banco Macro SA on summary proceedings” [Unión de Usuarios y Consumidores y otro c/ Banco Macro SA s/ Sumarísimo], file No. 31958/2010, pending with Commercial Court No. 1 in and for the CABA, Clerk’s Office No 1. On 03/15/2019 a court order was passed against the Bank from a trial court that ordered the reimbursement for all the collected amounts plus VAT and interest. Although this court decision was appealed, the Bank understands that there is a low probability that a favorable ruling be obtained from the trial court, as the Bank became aware of that the Court of Appeals approved related actions against other two banks, an agreement was reached and filed for court approval on 11/03/2020. On such agreement, the Bank agreed to reimburse to credit card users for the period from August 2007 to December 2014, the amounts collected over the abovementioned items plus VAT over such commissions and interest calculated at the average current rate for Documents transactions in force at Banco de la Nación Argentina. On August 26, 2020, the agreement was approved by the judge. In November 2021, the Bank’s obligations, generated on this agreement, were totally fulfilled.
The Bank’s Management and its legal counsel consider no further significant accounting effects could arise from the final outcome of the abovementioned proceedings other than those disclosed in these consolidated financial statements.